financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Interest expense
Interest on long-term debt, excluding lease liabilities - gross	$ 270	$ 179	$ 533	$ 348
Interest on long-term debt, excluding lease liabilities - capitalized	(1)	(12)	(3)	(27)
Interest on long-term debt, excluding lease liabilities	269	167	530	321
Interest on lease liabilities	31	17	59	33
Interest on short-term borrowings and other	9	3	12	7
Interest accretion on provisions	7	5	15	8
Total	316	192	616	369
Employee defined benefit plans net interest	2	2	4	4
Foreign exchange		(17)	4	(16)
Virtual power purchase agreements unrealized change in forward element	7	(80)	26	(80)
Total	325	97	650	277
Interest income	(2)		(7)	(1)
Net	323	97	643	276
Net interest cost			616	379	$ 1,084	$ 755
Interest on long-term debt, excluding lease liabilities - capitalized	(1)	(12)	(3)	(27)
Employee defined benefit plans net interest	2	2	4	4
Virtual power purchase agreements unrealized change in forward element	$ 7	$ (80)	$ 26	$ (80)
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)			3.10%